Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Statements of Comprehensive Income - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ (3,308,445)	$ (7,640,065)	$ (6,267,334)
Share of profit in subsidiaries, net (Note a)	3,023,065	12,060,619	13,202,527
Other income	477,909	34,874	6,365
Other expenses			(124,986)
Income before income tax	192,529	4,455,428	6,816,572
Provision for income tax
Net income	192,529	4,455,428	6,816,572
Other comprehensive income
Foreign currency translation (loss) gain	(3,440,346)	(1,780,331)	2,592,748
Comprehensive (loss) income	$ (3,247,817)	$ 2,675,097	$ 9,409,320